SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Recently Issued Accounting Pronouncements (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥) ¥ / $	Dec. 31, 2019 USD ($) ¥ / $	Jan. 01, 2019 CNY (¥)
Recently issued accounting pronouncements
Right-to-use assets	¥ 20,875	$ 2,998
Lease liabilities	¥ 22,055
Translation into United States Dollars
Foreign exchange rate used to translate amounts denominated in RMB to US dollar | ¥ / $	6.9618	6.9618
ASU 2016-02
Recently issued accounting pronouncements
Right-to-use assets			¥ 18,940
Lease liabilities			19,438
Net to right-to-use lease assets			¥ 498